PIMCO Funds

Supplement dated August 14, 2025 to the Asset Allocation Funds Prospectus (the “Prospectus”)

dated August 1, 2025, as supplemented from time to time

Disclosure Related to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund (each, a “Fund” and together, the “Funds”)

Christopher J. Brightman has taken leave as co-portfolio manager of the Funds, effective immediately.

Therefore, effective immediately, all references to Mr. Brightman in the Prospectus are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_081425

PIMCO Funds

Supplement dated August 14, 2025 to the Equity-Related Strategy Funds Prospectus (the “Prospectus”)

dated August 1, 2025, as supplemented from time to time

Disclosure Related to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (each, a “Fund” and together, the “Funds”)

Christopher J. Brightman has taken leave as co-portfolio manager of the Funds, effective immediately.

Therefore, effective immediately, all references to Mr. Brightman in the Prospectus are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_081425

PIMCO Funds

Supplement dated August 14, 2025 to the Statement of Additional Information (the “SAI”)

dated August 1, 2025, as supplemented from time to time

Disclosure Related to the PIMCO All Asset Fund, PIMCO All Asset All Authority Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (each, a “Fund” and together, the “Funds”)

Christopher J. Brightman has taken leave as co-portfolio manager of the Funds, effective immediately.

Therefore, effective immediately, all references to Mr. Brightman in the SAI are removed in their entirety.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_081425